SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Land improvements	5 years
Buildings and improvements	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Summary of Primary Liabilities Associated With Customer Contracts
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding Gaming Chips		Loyalty Program Liabilities		Advance Deposits and Ticket Sales
	2024	2023	2024	2023	2024	2023
Balance at January 1	$83,012	$37,354	$36,000	$15,568	$250,955	$278,591
Balance at December 31	83,414	83,012	39,108	36,000	253,338	250,955

Increase (Decrease)	$402	$45,658	$3,108	$20,432	$2,383	$(27,636)

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss)

	Year Ended December 31,
	2024	2023	2022
Weighted average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,296,361,341	1,314,605,173	1,391,154,836

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	3,069,573	—	—

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,299,430,914	1,314,605,173	1,391,154,836

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	19,537,045	26,921,336	44,366,752